SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

The Company has granted Share-Based Awards to employees of the Company pursuant to its Fourth Amended and Restated 2007 Equity Incentive Plan (the “2007 Plan”) and its 2016 Equity Incentive Plan (the “2016 Plan,” and together with the 2007 Plan, the “Plans”).

The 2007 Plan was adopted in February 2007 and amended in 2007, 2008, 2011, 2012, and 2013. The 2016 Plan was approved at the 2016 annual general meeting of shareholders on May 27, 2016 and replaced the 2007 Plan. However, there remain unexercised grants under the 2007 Plan.

A share option issued under the 2016 Plans entitles the holder to purchase an ordinary share at a specified exercise price. RSUs awarded under the Plan entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The Company also granted performance share unit (“PSU”) awards under the 2016 Plan, which entitle the recipient to receive a number of Class A shares at no cost based on the satisfaction of both time-based and performance-based criteria. The performance criteria in respect of the PSU awards are the total shareholder return of Yandex Class A shares compared with the total shareholder return of the companies in the Nasdaq 100 index over the applicable measurement period, and the PSU awards entitle the participant to earn up to 250% of the target number of PSUs granted, based on such performance. The holders of RSUs and PSUs have no rights to dividends or dividend equivalents. The 2016 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire ordinary shares representing in the aggregate a maximum of 20% of the issued share capital of the Company.

Under the Plans, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plans, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs and PSUs, the closing price per Class A Share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of Options, the average closing price per Class A Share (as adjusted to account for the ratio of Class A Shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plans generally vest over a four-year period. RSUs generally vest with one-sixteenth vesting each quarter. Each one-third of the total number of PSUs shall vest on the second, third and fourth anniversary of the vesting start date. The maximum term of a Share-Based Award granted under the Plans may not exceed ten years. The 2016 Plan expires at midnight on May 27, 2026. After its expiration, no further grants can be made under the 2016 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

The Company estimates the fair value of share options using the BSM pricing model. The assumptions used in the BSM pricing model for grants made under the 2016 Plan in the years ended December 31, 2019 and 2021 were as follows:

	2019	2021
Dividend yield	—	—
Expected annual volatility	39.4-41.1%	42.1%
Risk-free interest rate	1.64-1.88%	1.28%
Expected life of the awards (years)	5.91-6.05	7.24

No share options grants were made for the year ended December 31, 2020.

The Company estimates the fair value of synthetic options and PSUs using the Monte-Carlo pricing model. The assumptions used in the Monte-Carlo pricing model for grants made in the year ended December 31, 2021 were as follows:

2021
Dividend yield	—
Business unit’s expected annual volatility	30.2-78.5%
Company’s expected annual volatility	39.0-42.0%
Risk-free interest rate	0.29-1.00%

The Company used the following assumptions in the BSM and Monte-Carlo pricing models when valuing its Share-Based Awards:

●	Expected volatility. For 2019 and 2021 share options and PSUs grants, the Company used historical volatility of the Company’s own shares. For 2021 synthetic options grants, the Company calculates the estimated volatility rates based on the volatilities of common stock of comparable companies in business units’ industries.
●	Expected term. For BSM pricing model calculation the expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. The Company did not declare any dividends with respect to 2019, 2020 or 2021. Currently, the Company does not have any plans to pay dividends in the near term. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing models for awards granted in the year ended December 31, 2019 and 2021.
●	Fair value of ordinary shares. The Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.
●	Risk-free interest rate. For BSM pricing model the Company used the risk-free interest rates based on the U.S. Treasury yield curve in effect at the grant date. For Monte-Carlo pricing model the Company used risk-free interest rate which is based on the U.S. Treasury rate corresponding to the term of the option.

Share-Based Compensation Expense

The following table summarizes information about recognized share-based compensation expenses:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Restricted Share Units ("RSUs")	6,657	11,312	15,651	210.7
Synthetic Options Programs	907	457	1,621	21.8
RSUs in respect of the Self-Driving Group	—	—	1,280	17.2
Performance Share Units ("PSUs")	—	—	1,277	17.2
Options	591	378	493	6.6
RSUs and Options in respect of MLU Group	1,204	2,295	203	2.7
Other Business Unit Equity Awards	496	1,286	304	4.2
Total share‑based compensation expenses	9,855	15,728	20,829	280.4

Yandex N.V. Equity Incentive Plans

The following table summarizes awards activity for the Company:

	Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2020	2,770,054	$38.70	101,100	$32.72	15,889,959	—	218,159	—
Granted	650,000	64.79	—	—	6,621,471	—	343,001	—
Exercised	(386,420)	40.00	(26,100)	32.35	(5,358,903)	—	—	—
Forfeited	(138,334)	40.00	—	—	(1,318,942)	—	(10,964)	—
Expired	—	—	—	—	(500)	—	—	—
Cancelled	—	—	—	—	(195,944)	—	(117,918)	—
Outstanding as of December 31, 2021	2,895,300	$44.32	75,000	$32.85	15,637,141	—	432,278	—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2021:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	7.59	$25.5	667,846	7.59	$15.9
$40.00	Option	1,176,746	6.13	24.1	1,113,746	6.11	22.8
$64.79	Option	650,000	9.39	—	130,000	9.39	—
Total Options		2,895,300	7.40	49.6	1,911,592	6.85	38.7
$32.85	SARs	75,000	1.56	2.1	75,000	1.56	2.1
Total SARs		75,000	1.56	2.1	75,000	1.56	2.1
Total RSUs	RSU	15,637,141	8.42	946.0	5,420,096	7.57	327.9
Total PSUs	PSU	432,278	9.07	26.2	—	—	—
Total Options, SARs, RSUs and PSUs		19,039,719	8.26	$1,023.9	7,406,688	7.32	$368.7

The following table summarizes information about non-vested share awards:

	Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2020	1,064,346	$15.48	10,517,968	$44.77	218,159	$94.23
Granted	650,000	27.05	6,621,471	68.72	343,001	109.75
Vested	(592,304)	17.98	(5,408,295)	50.47	—	—
Forfeited	(138,334)	14.53	(1,318,942)	49.82	(10,964)	106.31
Cancelled	—	—	(195,157)	35.88	(117,918)	103.00
Non-vested as of December 31, 2021	983,708	$21.75	10,217,045	$56.80	432,278	$103.85

As of December 31, 2021, there was RUB 44,248 ($595.6) of unamortized share-based compensation expense related to unvested share options, RSUs and PSUs which is expected to be recognized over a weighted average period of 2.77 years.

Synthetic Options Equity Incentive Plans

The Company also grants share-based awards to the employees of several business units, comprised of a synthetic option awards in respect of the relevant business unit (“Synthetic Options”) and a linked RSU award. Synthetic Options entitle the participants to receive phantom or synthetic “shares” in the relevant business unit, which represent the participant’s right to an amount (the “Payout Amount”) based on the appreciation in value of the synthetic “shares” from the grant date to the vesting or exercise date. Such Payout Amounts are satisfied by the vesting of the linked RSU award, which are ultimately settled in the Company’s Class A shares. The Company estimates the fair value of Synthetic Options using the Monte-Carlo pricing model. Generally, 25% of the Synthetic Options vest after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following three years.

The following table summarizes awards activity for the Company:

	Options
			Weighted
			average exercise
	Quantity		price per share
Outstanding as of December 31, 2020	1,459,077	RUB	1,566.8
Granted	1,947,114		743.9
Exercised	(213,220)		578.3
Forfeited	(115,014)		2,990.1
Cancelled	(985,896)		812.6
Outstanding as of December 31, 2021	2,092,061	RUB	1,178.9

The following table summarizes information about outstanding and exercisable awards as of December 31, 2021:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Options	Option	2,092,061	9.12	459,802	8.52

The following table summarizes information about non-vested share awards:

	Options
			Weighted
			Average Grant Date
	Quantity		Fair Value
Non-vested as of December 31, 2020	452,685	RUB	1,625.0
Granted	1,947,114		3,625.9
Vested	(413,676)		3,937.9
Forfeited	(115,014)		4,954.1
Cancelled	(238,850)		890.1
Non-vested as of December 31, 2021	1,632,259	RUB	3,298.6

As of December 31, 2021, there was RUB 4,936 ($66.4) of unamortized share-based compensation expense related to unvested Synthetic Options which is expected to be recognized over a weighted average period of 3.14 years.

Self-Driving Group 2021 Equity Incentive Plan

Yandex Self-Driving Group B.V., a subsidiary of the Company (“SDG”), adopted the SDG 2021 Equity Incentive Plan (the “SDG Plan”) on February 11, 2021. Under the SDG Plan, SDG may grant equity-based awards, including restricted share unit awards, in respect of SDG. RSUs awarded under the SDG Plan entitle the holder to receive a fixed number of depositary receipts (“DRs”) representing Class A shares in SDG at no cost upon the satisfaction of certain time-based vesting criteria. On February 11, 2021, the Supervisory Board of SDG approved the grant of an aggregate of 2,132,749 SDG RSUs, representing a total of approximately 6.3% of the equity of Self-Driving Group on a fully diluted basis. Generally, SDG RSUs vest over a six-year period, 17% after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following five years.

The following table summarizes awards activity for the Company:

	RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2020	—	$—
Granted	2,249,613	—
Outstanding as of December 31, 2021	2,249,613	$—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2021:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total RSUs	RSU	2,249,613	9.16	1,186,884	9.12

The following table summarizes information about non-vested share awards:

RSUs
Quantity
Non-vested as of December 31, 2020	—
Granted	2,249,613
Vested	(1,186,884)
Non-vested as of December 31, 2021	1,062,729

As of December 31, 2021, the unvested SDG B.V. RSUs is expected to be recognized over a weighted average period of 3.06 years.

Business Unit Equity Awards

The Company finalized the process of restructuring certain of the business units into separate legal structures in its Classifieds segment in 2016 and its Media Services segment in 2018 (together, the “Participating Subsidiaries”) to align the incentives of the relevant employees with the operations of the Participating Subsidiaries. For the year ended December 31, 2021, the Company granted 0.2 million equity incentive awards under the 2016 Plan to the senior employees of these business units, which entitle the participants to receive options to acquire redeemable depositary receipts of shares in the respective operating subsidiaries upon the satisfaction of defined vesting criteria (the “Business Unit Equity Awards”) and 2.0 million remain outstanding as of December 31, 2021. The exercise price of the Business Unit Equity Awards is determined from time to time by the Board and the standard vesting schedule for Business Unit Equity Awards under the 2016 Plan is consistent with Share-Based Awards granted in the Company’s shares. Business Unit Equity Awards and any awards granted to management of the Participating Subsidiaries outside of the 2016 Plan are not to exceed 20% of such Participating Subsidiary’s shares issued and outstanding from time to time.